SUPPLEMENT DATED OCTOBER 10, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1.   THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE UNDER THE POLICIES:

CALVERT VARIABLE SERIES, INC.

o    CVS Social Equity Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

o    VIP II Contrafund(R) Portfolio: Service ClasS

2.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES

                (as a percentage of underlying mutual fund net assets, after expense reimbursement)

-------------------------------------------------------------------------------------------------------------------------
                                                                 Management       Other       12b-1    Total Underlying
                                                                    Fees         Expenses     Fees       Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc. - CVS Social Equity Portfolio         0.70%          0.28%      0.00%          0.98%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Service Class               0.58%          0.10%       0.10%         0.78%
-------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable mortality and expense risk charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

3.   "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

CALVERT VARIABLE SERIES, INC.
The Calvert Variable Series, Inc. is an open-end, management investment company, incorporated in Maryland in 1982. The shares of the funds currently are sold only to insurance companies for allocation to their separate accounts to fund the benefits under certain variable annuity and variable life insurance policies issued by such companies. Calvert Asset Management Company, Inc. is the CVS Social Equity Portfolio's investment advisor.

     CVS SOCIAL EQUITY PORTFOLIO
     Investment Objective: Growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.